Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of description of business [line items]
Number of essential nutrients	3
Number of plants	3
Number of leased vessels	3
Number of multi-purpose vessels owned	1
Province of Saskatchewan [member] | Potash [member]
Disclosure of description of business [line items]
Number of operations	5
Province of New Brunswick [member] | Potash [member]
Disclosure of description of business [line items]
Number of operations	1
Georgia [member] | Nitrogen [member]
Disclosure of description of business [line items]
Number of plants	1
Louisiana [member] | Nitrogen [member]
Disclosure of description of business [line items]
Number of plants	1
Louisiana [member] | Phosphate [member]
Disclosure of description of business [line items]
Number of plants	1
Ohio [member] | Nitrogen [member]
Disclosure of description of business [line items]
Number of plants	1
Ohio [member] | Phosphate [member]
Disclosure of description of business [line items]
Number of plants	1
Trinidad [member] | Nitrogen [member]
Disclosure of description of business [line items]
Number of operations	1
North Carolina [member] | Phosphate [member]
Disclosure of description of business [line items]
Number of mine and processing plants	1
Number of plants	1
Florida [member] | Phosphate [member]
Disclosure of description of business [line items]
Number of mine and processing plants	1
North America [member]
Disclosure of description of business [line items]
Number of leased or owned terminals	294
Number of multi-product distribution points	411
Number of railcars	10,500
Malaysia [member]
Disclosure of description of business [line items]
Number of leased warehouses	1
ILLINOIS | Phosphate [member]
Disclosure of description of business [line items]
Number of plants	1
MISSOURI | Phosphate [member]
Disclosure of description of business [line items]
Number of plants	1
NEBRASKA | Phosphate [member]
Disclosure of description of business [line items]
Number of plants	1
BRAZIL
Disclosure of description of business [line items]
Number of leased dry bulk fertilizer port terminal	1